Property, plant and equipment (Details) - COP ($) $ in Millions			12 Months Ended
		Nov. 22, 2019	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			$ 66,508,338	$ 64,214,822
Adjustment on fair value for business combinations (Note 4)				31,137
Ending Balance			90,076,526	66,508,338
Acquisition-related costs	[1]		69,018
Hocol S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Subsidiary, percentage		100.00%
Association contract, percentage		43.00%
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			110,962,459	105,498,487
Additions/capitalizations			6,117,588	5,032,317
Adjustment on fair value for business combinations (Note 4)			17,640,458	720,670
(Decrease) increase in abandonment costs			(291,313)	203,364
Capitalized financial interests			131,164	136,361
Exchange differences capitalized			3,346	4,338
Disposals			471,211	(767,268)
Effect of control loss in subsidiaries				(1,363,286)
Foreign currency translation			7,339,463	1,996,422
Transfers/ reclassifications			(531,180)	(498,946)
Ending Balance			140,900,774	110,962,459
Accumulated depletion and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(44,454,121)	(41,283,665)
Effect of control loss in subsidiaries (3)				1,030,640
Depreciation expense			(4,642,246)	(4,384,980)
(Impairment) Recovery			(281,132)	(384,638)
Disposals			392,742	618,501
Foreign currency translation			(2,302,185)	(481,516)
Transfers/ reclassifications			462,694	431,537
Ending Balance			(50,824,248)	(44,454,121)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			29,831,912	28,959,829
Ending Balance			32,754,006	29,831,912
Plant and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			51,088,781	47,995,471
Additions/capitalizations			1,958,132	1,625,316
Adjustment on fair value for business combinations (Note 4)			184,303	547,965
(Decrease) increase in abandonment costs			(182,172)	181,318
Capitalized financial interests			53,740	42,052
Exchange differences capitalized			1,371	1,338
Disposals			312,646	(491,677)
Effect of control loss in subsidiaries				(298,570)
Foreign currency translation			4,946,012	1,336,351
Transfers/ reclassifications			(284,678)	149,217
Ending Balance			57,452,843	51,088,781
Plant and equipment [member] | Accumulated depletion and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(21,256,869)	(19,035,642)
Effect of control loss in subsidiaries (3)				266,825
Depreciation expense			(2,420,045)	(2,296,176)
(Impairment) Recovery			24,888	(368,754)
Disposals			276,225	443,259
Foreign currency translation			(1,726,218)	(306,506)
Transfers/ reclassifications			403,182	40,125
Ending Balance			(24,698,837)	(21,256,869)
Pipelines, networks and lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			19,583,670	19,735,537
Ending Balance			35,737,581	19,583,670
Pipelines, networks and lines [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			37,141,694	36,370,647
Additions/capitalizations			1,657,967	1,179,602
Adjustment on fair value for business combinations (Note 4)			14,860,422	44,538
(Decrease) increase in abandonment costs			(104,101)	15,035
Capitalized financial interests			29,435	31,511
Exchange differences capitalized			751	1,002
Disposals			81,967	(84,184)
Effect of control loss in subsidiaries				(592,885)
Foreign currency translation			1,646,079	478,103
Transfers/ reclassifications			252,353	(301,675)
Ending Balance			55,402,633	37,141,694
Pipelines, networks and lines [member] | Accumulated depletion and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(17,558,024)	(16,635,110)
Effect of control loss in subsidiaries (3)				403,095
Depreciation expense			(1,723,300)	(1,634,545)
(Impairment) Recovery			(22,346)	329,743
Disposals			66,555	75,150
Foreign currency translation			(434,365)	(155,927)
Transfers/ reclassifications			6,428	59,570
Ending Balance			(19,665,052)	(17,558,024)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			6,490,772	5,145,288
Ending Balance			9,286,514	6,490,772
Work in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			7,514,228	6,259,654
Additions/capitalizations			1,854,907	1,573,469
Adjustment on fair value for business combinations (Note 4)			1,521,181	0
(Decrease) increase in abandonment costs			(1,673)	0
Capitalized financial interests			29,209	38,756
Exchange differences capitalized			745	1,233
Disposals			9,344	(79,077)
Effect of control loss in subsidiaries				(775)
Foreign currency translation			164,778	19,804
Transfers/ reclassifications			(507,917)	(298,836)
Ending Balance			10,566,114	7,514,228
Work in progress [member] | Accumulated depletion and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(1,023,456)	(1,114,366)
Effect of control loss in subsidiaries (3)				262
Depreciation expense			0	0
(Impairment) Recovery			(312,009)	(327,751)
Disposals			421	3,492
Foreign currency translation			(1,550)	959
Transfers/ reclassifications			56,994	413,948
Ending Balance			(1,279,600)	(1,023,456)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			4,783,745	4,701,691
Ending Balance			5,600,974	4,783,745
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			8,412,469	8,157,945
Additions/capitalizations			434,438	390,731
Adjustment on fair value for business combinations (Note 4)			557,224	54,413
(Decrease) increase in abandonment costs			(3,494)	3,885
Capitalized financial interests			12,491	14,965
Exchange differences capitalized			319	476
Disposals			25,530	(16,390)
Effect of control loss in subsidiaries				(266,526)
Foreign currency translation			204,496	59,107
Transfers/ reclassifications			67,814	13,863
Ending Balance			9,660,227	8,412,469
Buildings [member] | Accumulated depletion and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(3,628,724)	(3,456,254)
Effect of control loss in subsidiaries (3)				221,708
Depreciation expense			(381,978)	(341,052)
(Impairment) Recovery			12,790	(18,074)
Disposals			18,152	14,279
Foreign currency translation			(73,136)	(13,707)
Transfers/ reclassifications			(6,357)	(35,624)
Ending Balance			(4,059,253)	(3,628,724)
Lands [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			4,034,278	3,973,856
Ending Balance			4,732,686	4,034,278
Lands [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			4,112,826	4,054,538
Additions/capitalizations			4,965	18,705
Adjustment on fair value for business combinations (Note 4)			395,828	0
(Decrease) increase in abandonment costs			0	0
Capitalized financial interests			160	753
Exchange differences capitalized			4	24
Disposals			4,164	(10,155)
Effect of control loss in subsidiaries				(60,341)
Foreign currency translation			257,988	73,181
Transfers/ reclassifications			32,690	36,121
Ending Balance			4,800,297	4,112,826
Lands [member] | Accumulated depletion and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(78,548)	(80,682)
Effect of control loss in subsidiaries (3)				30,669
Depreciation expense			0	0
(Impairment) Recovery			16,403	8,799
Disposals			34	11
Foreign currency translation			(5,500)	3,403
Transfers/ reclassifications			0	(40,748)
Ending Balance			(67,611)	(78,548)
Other. [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			1,783,961	1,698,621
Ending Balance			1,964,765	1,783,961
Other. [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			2,692,461	2,660,232
Additions/capitalizations			207,179	244,494
Adjustment on fair value for business combinations (Note 4)			121,500	73,754
(Decrease) increase in abandonment costs			127	3,126
Capitalized financial interests			6,129	8,324
Exchange differences capitalized			156	265
Disposals			37,560	(85,785)
Effect of control loss in subsidiaries				(144,189)
Foreign currency translation			120,110	29,876
Transfers/ reclassifications			(91,442)	(97,636)
Ending Balance			3,018,660	2,692,461
Other. [Member] | Accumulated depletion and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance			(908,500)	(961,611)
Effect of control loss in subsidiaries (3)				108,081
Depreciation expense			(116,923)	(113,207)
(Impairment) Recovery			(858)	(8,601)
Disposals			31,355	82,310
Foreign currency translation			(61,416)	(9,738)
Transfers/ reclassifications			2,447	(5,734)
Ending Balance			$ (1,053,895)	(908,500)
Hocol S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition-related costs				$ 361,426

[1]	Acquisition-related costs correspond to fees for legal and financial advice and commissions.